[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

March 28, 2012

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series (Invesco Growth Series)	0000202032	March 9, 2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 27, 2012
The Alger Portfolios	0000832566	February 22, 2012
American Century Variable Portfolios, Inc.	0000814680	February 23, 2012
BlackRock Variable Series Funds, Inc.	0000355916	March 2, 2012
Direxion Insurance Trust	0001102060	February 29, 2012
Dreyfus Appreciation Fund, Inc.	0000318478	February 29, 2012
Dreyfus Investment Portfolios	0001056707	February 15, 2012
Dreyfus Variable Investment Fund	0000813383	February 14, 2012
DWS Variable Series I Fund	0000764797	February 24, 2012
DWS Variable Series II Fund	0000810573	February 24, 2012
Federated Insurance Series	0000912577	February 24, 2012
Franklin Templeton Variable Insurance Products Trust	0000837274	March 1, 2012
Goldman Sachs Variable Insurance Trust	0001046292	February 24, 2012
Ivy Funds Variable Insurance Portfolios	0000810016	March 5, 2012
Janus Aspen Series	0000906185	February 29, 2012
Janus Investment Fund	0000277751	February 29, 2012
Legg Mason Partners Variable Equity Trust	0001176343	February 24, 2012

Securities and Exchange Commission
March 28, 2012
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Legg Mason Partners Variable Income Trust	0000874835	February 27, 2012
Lord Abbett Series Fund, Inc.	0000855396	February 23, 2012
MFS® Variable Insurance Trust	0000918571	March 5, 2012
Neuberger Berman Advisers Management Trust	0000736913	March 1, 2012
Oppenheimer Variable Account Funds	0000752737	February 24, 2012
Panorama Series Fund, Inc.	0000355411	February 23, 2012
PIMCO Variable Insurance Trust	0001047304	March 2, 2012
Royce Capital Fund	0001006387	February 27, 2012
Royce Fund	0000709364	March 2, 2012
RS Investment Trust	0000814232	March 6, 2012
Rydex Variable Trust	0001064046	March 12, 2012
SBL Fund	0000217087	March 12, 2012
Security Income Fund	0000088498	March 12, 2012
T. Rowe Price Capital Appreciation Fund	0000793347	February 22, 2012
T. Rowe Price Equity Series, Inc.	0000918294	February 13, 2012
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 13, 2012
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 22, 2012
Third Avenue Variable Series Trust	0001089107	February 17, 2012
The Universal Institutional Funds, Inc.	0001011378	March 12, 2012
Van Eck VIP Trust	0000811976	March 2, 2012
Variable Insurance Products Fund	0000356494	February 23, 2012
Variable Insurance Products Fund II	0000831016	February 23, 2012
Variable Insurance Products Fund IV	0000720318	February 24, 2012
Variable Insurance Products Fund V	0000823535	February 27, 2012
Variable Insurance Products III	0000927384	February 23, 2012
Wells Fargo Variable Trust	0001081402	February 29, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001